1900 K Street, N.W.
Washington, DC 20006
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www.dechert.com

Brenden P. Carroll

brenden.carroll@dechert.com
+1 202 261 3458 Direct

June 24, 2016

Via Edgar

U.S. Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
100 F Street, N.E.
Washington, D.C. 20549

Re:        HSBC Funds (the “Trust”) (File No. 811-04782)

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Section 8 of the Investment Company Act of 1940 (the “1940 Act”), is Post-Effective Amendment No. 216 to the Trust’s registration statement on Form N-1A under the 1940 Act (the “Post-Effective Amendment”).

At a joint special meeting of shareholders of the Trust, HSBC Advisor Funds Trust and HSBC Portfolios (collectively, the “Predecessor Trusts”) (the “Shareholder Meeting”), shareholders voted to approve, among other proposals, the reorganization of each series of the Predecessor Trusts with and into corresponding series of a newly formed Delaware statutory trust (the “Delaware Trust”).

This Post-Effective Amendment is being filed on behalf of the Delaware Trust for the purposes of (i) registering under the 1940 Act the “shell” series into which the HSBC Opportunity Portfolio (the “Portfolio”), the sole series of HSBC Portfolios, will be reorganized; (ii) adding such information as is necessary to reflect any material changes made in connection with or resulting from the reorganization; and (iii) adding information to reflect changes relating to certain other proposals approved at the Shareholder Meeting. Beneficial interests in the Portfolio are not being registered under the Securities Act of 1933 (the “1933 Act”) because such interests will be issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act.

No fee is required in connection with this filing. Please direct any questions concerning the filing to me at 202.261.3458.

Very truly yours,

/s/ Brenden P. Carroll

Brenden P. Carroll

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